UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22336

Investment Company Act File Number:

Stock Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Stock Portfolio

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 2.5%
Spirit AeroSystems Holdings, Inc., Class A(1)	28,000	$1,353,520
United Technologies Corp.	70,155	6,243,093

		$7,596,613

Automobiles — 1.1%
Harley-Davidson, Inc.	62,314	$3,421,039

		$3,421,039

Banks — 4.5%
BankUnited, Inc.	127,400	$4,554,550
JPMorgan Chase & Co.	76,870	4,686,764
PNC Financial Services Group, Inc. (The)	48,550	4,330,660

		$13,571,974

Beverages — 1.8%
Constellation Brands, Inc., Class A	28,587	$3,579,378
Molson Coors Brewing Co., Class B	22,000	1,826,440

		$5,405,818

Biotechnology — 5.1%
AbbVie, Inc.	65,700	$3,574,737
AMAG Pharmaceuticals, Inc.(1)	46,300	1,839,499
Celgene Corp.(1)	13,530	1,463,540
Gilead Sciences, Inc.	64,206	6,304,387
Incyte Corp.(1)	7,800	860,574
Vertex Pharmaceuticals, Inc.(1)	13,300	1,385,062

		$15,427,799

Building Products — 1.6%
Armstrong World Industries, Inc.(1)	61,700	$2,945,558
Masco Corp.	72,000	1,812,960

		$4,758,518

Capital Markets — 3.9%
Affiliated Managers Group, Inc.(1)	14,522	$2,483,117
Credit Suisse Group AG	138,300	3,324,294
Goldman Sachs Group, Inc. (The)	17,420	3,026,899
Lazard, Ltd., Class A	64,800	2,805,840

		$11,640,150

Chemicals — 1.2%
PPG Industries, Inc.	40,000	$3,507,600

		$3,507,600

Communications Equipment — 0.5%
Palo Alto Networks, Inc.(1)	8,300	$1,427,600

		$1,427,600

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	160,825	$6,997,496

		$6,997,496

Electric Utilities — 1.6%
NextEra Energy, Inc.	49,796	$4,857,600

		$4,857,600

Electrical Equipment — 1.0%
Hubbell, Inc., Class B	35,600	$3,024,220

		$3,024,220

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.5%
Belden, Inc.	30,000	$1,400,700

		$1,400,700

Energy Equipment & Services — 0.9%
Schlumberger, Ltd.	41,700	$2,876,049

		$2,876,049

Food & Staples Retailing — 3.3%
Kroger Co. (The)	67,440	$2,432,561
Sprouts Farmers Market, Inc.(1)	169,200	3,570,120
United Natural Foods, Inc.(1)	80,000	3,880,800

		$9,883,481

Food Products — 3.3%
General Mills, Inc.	68,800	$3,861,744
Mondelez International, Inc., Class A	70,700	2,960,209
Pinnacle Foods, Inc.	73,900	3,094,932

		$9,916,885

Health Care Equipment & Supplies — 1.7%
Medtronic PLC	46,300	$3,099,322
Teleflex, Inc.	15,800	1,962,518

		$5,061,840

Health Care Providers & Services — 2.0%
Amsurg Corp.(1)	37,400	$2,906,354
Humana, Inc.	18,300	3,275,700

		$6,182,054

Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill, Inc.(1)	3,000	$2,160,750

		$2,160,750

Household Durables — 1.3%
Tempur Sealy International, Inc.(1)	55,000	$3,928,650

		$3,928,650

Industrial Conglomerates — 3.3%
General Electric Co.	396,050	$9,988,381

		$9,988,381

Insurance — 4.5%
ACE, Ltd.	53,500	$5,531,900
Aflac, Inc.	72,600	4,220,238
XL Group PLC	108,400	3,937,088

		$13,689,226

Internet & Catalog Retail — 2.0%
Amazon.com, Inc.(1)	12,038	$6,162,132

		$6,162,132

Internet Software & Services — 5.1%
Facebook, Inc., Class A(1)	47,309	$4,253,079
Google, Inc., Class C(1)	16,621	10,112,549
Twitter, Inc.(1)	36,000	969,840

		$15,335,468

IT Services — 1.0%
Fiserv, Inc.(1)	36,044	$3,121,771

		$3,121,771

Leisure Products — 1.1%
Vista Outdoor, Inc.(1)	72,800	$3,234,504

		$3,234,504

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	26,662	$3,260,229

		$3,260,229

Security	Shares	Value
Media — 2.3%
Walt Disney Co. (The)	68,739	$7,025,126

		$7,025,126

Metals & Mining — 1.6%
Compass Minerals International, Inc.	60,400	$4,733,548

		$4,733,548

Multi-Utilities — 1.5%
Sempra Energy	47,917	$4,634,532

		$4,634,532

Multiline Retail — 1.5%
Dollar General Corp.	64,600	$4,679,624

		$4,679,624

Oil, Gas & Consumable Fuels — 5.9%
Anadarko Petroleum Corp.	39,147	$2,364,087
EOG Resources, Inc.	34,800	2,533,440
Exxon Mobil Corp.	73,450	5,461,008
Occidental Petroleum Corp.	50,339	3,329,925
Phillips 66	52,700	4,049,468

		$17,737,928

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	62,600	$3,705,920
Merck & Co., Inc.	98,501	4,864,964
Teva Pharmaceutical Industries, Ltd. ADR	84,200	4,753,932

		$13,324,816

Real Estate Investment Trusts (REITs) — 3.1%
AvalonBay Communities, Inc.	25,313	$4,425,219
Public Storage	23,080	4,884,420

		$9,309,639

Road & Rail — 1.6%
Union Pacific Corp.	54,300	$4,800,663

		$4,800,663

Semiconductors & Semiconductor Equipment — 2.8%
Cypress Semiconductor Corp.(1)	218,706	$1,863,375
Intel Corp.	220,600	6,648,884

		$8,512,259

Software — 5.3%
Mentor Graphics Corp.	113,500	$2,795,505
Microsoft Corp.	160,559	7,106,341
Oracle Corp.	102,734	3,710,752
Tableau Software, Inc., Class A(1)	29,600	2,361,488

		$15,974,086

Specialty Retail — 2.8%
Home Depot, Inc. (The)	47,601	$5,497,440
Restoration Hardware Holdings, Inc.(1)	30,500	2,845,955

		$8,343,395

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	99,697	$10,996,579
Hewlett-Packard Co.	149,000	3,815,890

		$14,812,469

Tobacco — 1.5%
Reynolds American, Inc.	103,580	$4,585,487

		$4,585,487

Total Common Stocks — 98.1% (identified cost $278,921,056)		$296,312,119

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(2)	$6,734	$6,734,001

Total Short-Term Investments (identified cost $6,734,001)		$6,734,001

Total Investments — 100.3% (identified cost $285,655,057)		$303,046,120

Other Assets, Less Liabilities — (0.3)%		$(947,979)

Net Assets — 100.0%		$302,098,141

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 was $4,271.

The Portfolio did not have any open financial instruments at September 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$287,282,235

Gross unrealized appreciation	$30,965,099
Gross unrealized depreciation	(15,201,214)

Net unrealized appreciation	$15,763,885

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$38,955,220	$—		$—	$38,955,220
Consumer Staples	29,791,671	—		—	29,791,671
Energy	20,613,977	—		—	20,613,977
Financials	44,886,695	3,324,294		—	48,210,989
Health Care	43,256,738	—		—	43,256,738
Industrials	30,168,395	—		—	30,168,395
Information Technology	60,584,353	—		—	60,584,353
Materials	8,241,148	—		—	8,241,148
Telecommunication Services	6,997,496	—		—	6,997,496
Utilities	9,492,132	—		—	9,492,132
Total Common Stocks	$292,987,825	$3,324,294	*	$—	$296,312,119
Short-Term Investments	$—	$6,734,001		$—	$6,734,001
Total Investments	$292,987,825	$10,058,295		$—	$303,046,120

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Portfolio

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2015